General & Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General & Administrative Expenses [Abstract]
Total Compensation to Employees and Directors	$ 14,163	$ 10,331	$ 11,289
Office and Administrative Expenses	2,413	2,633	2,449
Audit, Legal and Consultancy	1,313	1,826	1,314
Total General and Administrative Expenses	$ 17,890	$ 14,789	$ 15,052